Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting Information, Additional Information [Abstract]
Net Sales	Our country of domicile is the Netherlands, which reported net sales of $15.8 million, $15.9 million and $15.0 million for the years ended 2019, 2018 and 2017, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

(in thousands)	2019	2018	2017
Net Sales
Americas:
United States	$663,869	$632,660	$579,906
Other Americas	58,121	60,359	73,478
Total Americas	721,990	693,019	653,384
Europe, Middle East and Africa	487,476	490,301	462,980
Asia Pacific, Japan and Rest of World	316,958	318,528	301,172
Total	$1,526,424	$1,501,848	$1,417,536

Long-Lived Assets

(in thousands)	2019	2018
Long-lived assets
Americas:
United States	$147,027	$152,381
Other Americas	3,507	3,748
Total Americas	150,534	156,129
Europe, Middle East and Africa:
Germany	229,225	284,601
Other Europe, Middle East and Africa	49,004	50,051
Total Europe, Middle East and Africa	278,229	334,652
Asia Pacific and Japan	26,480	20,878
Total	$455,243	$511,659